Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 11,554	$ 4,668
Work-in-progress	2,646	2,386
Finished goods	1,993	1,524
Total inventories	16,193	8,578
Balance at beginning of the year	4,316	3,890	$ 3,634
Additional charges, net		426	256
Written off	(9)
Balance at the end of the year	$ 4,307	$ 4,316	$ 3,890